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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Drexel Morgan & Co.
                 -------------------------------
   Address:      3 Radnor Corporate Center
                 -------------------------------
                 Suite 450
                 -------------------------------
                 Radnor, PA 19087
                 -------------------------------

Form 13F File Number: 28-14088
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MarieElena V. Ness
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   610.995.8741
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ MarieElena V. Ness             Radnor, PA          11/7/2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-2396                     The Haverford Trust Company
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              66
                                        --------------------

Form 13F Information Table Value Total:         $48,652
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                                  FORM 13-F
                                  9/30/2012

                   NAME OF REPORTING MANAGER:  DREXEL MORGAN & CO.

        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- -------- -------- --------
3M CO                    COM            88579Y101          69        750    SH         DEFINED                                   750
3M CO                    COM            88579Y101         166      1,800    SH            SOLE                                 1,800
ABBOTT LABS              COM            002824100         286      4,175    SH         DEFINED                                 4,175
ABBOTT LABS              COM            002824100          93      1,350    SH            SOLE                                 1,350
AIR PRODS & CHEMS
 INC                     COM            009158106         239      2,890    SH         DEFINED                                 2,890
AMERICAN TOWER CORP
 NEW                     COM            03027X100         283      3,970    SH         DEFINED                                 3,970
APPLE INC                COM            037833100       2,959      4,436    SH         DEFINED                                 4,436
AT&T INC                 COM            00206R102         547     14,521    SH         DEFINED                                14,521
AT&T INC                 COM            00206R102         100      2,650    SH            SOLE                                 2,650
BECTON DICKINSON
 AND CO                  COM            075887109         314      4,000    SH         DEFINED                                 4,000
BERKSHIRE HATHAWAY
 INC DEL                 CL B NEW       084670702         269      3,050    SH         DEFINED                                 3,050
BERKSHIRE HATHAWAY
 INC DEL                 CL B NEW       084670702          44        500    SH            SOLE                                   500
BRISTOL MYERS
 SQUIBB CO               COM            110122108         429     12,716    SH         DEFINED                                12,716
CHEVRON CORP NEW         COM            166764100          41        350    SH         DEFINED                                   350
CHEVRON CORP NEW         COM            166764100         233      2,000    SH            SOLE                                 2,000
COCA COLA CO             COM            191216100          83      2,184    SH         DEFINED                                 2,184
COCA COLA CO             COM            191216100         417     11,000    SH            SOLE                                11,000
COLGATE PALMOLIVE
 CO                      COM            194162103         413      3,850    SH         DEFINED                                 3,850
COLGATE PALMOLIVE
 CO                      COM            194162103         222      2,075    SH            SOLE                                 2,075
CONOCOPHILLIPS           COM            20825C104         430      7,526    SH         DEFINED                                 7,526
CVS CAREMARK
 CORPORATION             COM            126650100         481      9,928    SH         DEFINED                                 9,928
DISNEY WALT CO           COM DISNEY     254687106         323      6,176    SH         DEFINED                                 6,176
DU PONT E I DE
 NEMOURS & CO            COM            263534109         201      4,000    SH            SOLE                                 4,000
EATON CORP               COM            278058102          70      1,480    SH         DEFINED                                 1,480
EMC CORP MASS            COM            268648102         349     12,780    SH         DEFINED                                12,780
EMERSON ELECTRIC CO      COM            291011104         376      7,783    SH         DEFINED                                 7,783
EXXON MOBIL CORP         COM            30231G102       1,016     11,108    SH         DEFINED                                11,108
EXXON MOBIL CORP         COM            30231G102         389      4,250    SH            SOLE                                 4,250
GILEAD SCIENCES INC      COM            375558103         271      4,080    SH         DEFINED                                 4,080
HOME DEPOT INC           COM            437076102         211      3,500    SH            SOLE                                 3,500
INTERNATIONAL
 BUSINESS MACHS          COM            459200101         306      1,475    SH         DEFINED                                 1,475
INTERNATIONAL
 BUSINESS MACHS          COM            459200101         440      2,120    SH            SOLE                                 2,120
ISHARES INC              MSCI CDA INDEX 464286509       1,350     47,400    SH         DEFINED              47,400                 0
ISHARES INC              RUSSELL1000VAL 464287598       2,775     38,452    SH         DEFINED                                38,452
ISHARES TR               RUSSELL1000GRW 464287614       1,926     28,882    SH         DEFINED                                28,882
ISHARES TR               RUSL 2000 VALU 464287630         336      4,545    SH         DEFINED                                 4,545
JOHNSON & JOHNSON        COM            478160104       1,054     15,289    SH         DEFINED                                15,289
JOHNSON & JOHNSON        COM            478160104         296      4,300    SH            SOLE                                 4,300
JPMORGAN CHASE & CO      COM            46625H100         273      6,736    SH         DEFINED                                 6,736
JPMORGAN CHASE & CO      COM            46625H100          81      2,000    SH            SOLE                                 2,000
JPMORGAN CHASE & CO      ALERIAN ML ETN 46625H365         532     13,160    SH         DEFINED                                13,160
KIMBERLY CLARK CORP      COM            494368103         899     10,485    SH         DEFINED                                10,485
MCDONALDS CORP           COM            580135101         374      4,081    SH         DEFINED                                 4,081
MEDICIS
 PHARMACEUTICAL CORP     COM            584690309         329      7,612    SH         DEFINED                                 7,612
MEDTRONIC INC            COM            585055106         202      4,679    SH         DEFINED                                 4,679
MEDTRONIC INC            COM            585055106          23        525    SH            SOLE                                   525
MERCK & CO INC NEW       COM            58933Y105         351      7,774    SH         DEFINED                                 7,774
MERCK & CO INC NEW       COM            58933Y105          26        576    SH            SOLE                                   576
MICROSOFT CORP           COM            594918104         250      8,384    SH         DEFINED                                 8,384
MICROSOFT CORP           COM            594918104         111      3,740    SH            SOLE                                 3,740
NORTHERN TRUST CORP      COM            665859104         408      8,801    SH         DEFINED                                 8,801
NOVARTIS AG              SPONSORED ADR  66987V109         379      6,190    SH         DEFINED                                 6,190
NUVEEN MTG
 OPPORTUNITY TERM        COM            670735109         379     13,544    SH         DEFINED                                13,544
PEPSICO INC              COM            713448108         581      8,210    SH         DEFINED                                 8,210
PEPSICO INC              COM            713448108         177      2,500    SH            SOLE                                 2,500
PIMCO ETF TR             ENHAN SHRT MAT 72201R833       1,577     15,535    SH         DEFINED                                15,535
POWERSHARES ETF TR
 II                      SENIOR LN PORT 73936Q769         373     14,935    SH         DEFINED                                14,935
POWERSHARES ETF TR
 II                      S&P500 LOW VOL 73937B779       2,776     98,540    SH         DEFINED                                98,540
POWERSHARES QQQ
 TRUST                   UNIT SER 1     73935A104         686     10,000    SH            SOLE                                10,000
PRECISION CASTPARTS
 CORP                    COM            740189105         253      1,550    SH         DEFINED                                 1,550
PROCTER & GAMBLE CO      COM            742718109         816     11,765    SH         DEFINED                                11,765
PROCTER & GAMBLE CO      COM            742718109         235      3,387    SH            SOLE                                 3,387
QUALCOMM INC             COM            747525103         264      4,220    SH         DEFINED                                 4,220
QUALCOMM INC             COM            747525103          62      1,000    SH            SOLE                                 1,000
SCHLUMBERGER LTD         COM            806857108         397      5,484    SH         DEFINED                                 5,484
SCHLUMBERGER LTD         COM            806857108          72      1,000    SH            SOLE                                 1,000
SELECT SECTOR SPDR
 TR                      SBI INT-FINL   81369Y605         156     10,000    SH            SOLE                                10,000
SPDR S&P 500 ETF TR      TR UNIT        78462F103       1,710     11,877    SH            SOLE                                11,877
SPDR SERIES TRUST        S&P DIVID ETF  78464A763       1,098     18,898    SH         DEFINED                                18,898
SYSCO CORP               COM            871829107         494     15,811    SH         DEFINED                                15,811
T ROWE PRICE GROUP
 INC                     COM            74144T108         251      3,970    SH         DEFINED                                 3,970
TARGET CORP              COM            87612E106         166      2,620    SH         DEFINED                                 2,620
TARGET CORP              COM            87612E106          63      1,000    SH            SOLE                                 1,000
TEXAS INSTRS INC         COM            882508104         242      8,795    SH         DEFINED                                 8,795
TEXTRON INC              COM            883203101         116      4,430    SH         DEFINED                                 4,430
THERMO FISHER
 SCIENTIFIC INC          COM            883556102         103      1,750    SH         DEFINED                                 1,750
TRAVELERS COMPANIES
 INC                     COM            89417E109         479      7,013    SH         DEFINED                                 7,013
UNION PAC CORP           COM            907818108         237      2,000    SH         DEFINED                                 2,000
VANGUARD BD INDEX
 FD INC                  TOTAL BND MRKT 921937835       2,829     33,229    SH         DEFINED                                33,229
VANGUARD INTL
 EQUITY INDEX F          FTSE SMCAP ETF 922042718         551      6,300    SH         DEFINED                                 6,300
VANGUARD INTL
 EQUITY INDEX F          ALLWRLD EX US  922042775       1,589     36,980    SH         DEFINED                                36,980
VANGUARD
 SPECIALIZED PORTFOL     DIV APP ETF    921908844       4,756     79,695    SH         DEFINED                                79,695
VERIZON
 COMMUNICATIONS INC      COM            92343V104         297      6,525    SH         DEFINED                                 6,525
VERIZON
 COMMUNICATIONS INC      COM            92343V104         137      3,000    SH            SOLE                                 3,000
WELLS FARGO & CO
 NEW                     COM            949746101         170      4,914    SH         DEFINED                                 4,914
WELLS FARGO & CO
 NEW                     COM            949746101         104      3,000    SH            SOLE                                 3,000
WISDOMTREE TRUST         DEFA FD        97717W703         408      9,400    SH         DEFINED                                 9,400
TOTAL                                                  48,652    840,961